Document and Entity Information - Mar. 31, 2015 - shares	Total
Entity Registrant Name	iKang Healthcare Group, Inc.
Entity Central Index Key	0001524190
Document Type	20-F
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Class A common shares
Entity Common Stock, Shares Outstanding	33,556,439
Class C common shares
Entity Common Stock, Shares Outstanding	805,100